REVENUE (Tables)	6 Months Ended
Dec. 25, 2021
Revenue from Contract with Customer [Abstract]
Disaggregation of revenue

	Three Months Ended		Six Months Ended
	December 25,	December 26,	December 25,	December 26,
	2021	2020	2021	2020
California	$23,368	$19,775	$47,994	$40,508
Nevada	3,855	3,020	7,935	6,792
Florida	3,607	3,144	6,677	5,337
Illinois	4,105	4,909	8,434	11,723
Arizona	4,174	1,743	7,875	3,341
Massachusetts	15	-	15	-

Revenue from Continuing Operations	$39,124	$32,591	$78,930	$67,701

Revenue from Discontinued Operations	4,458	2,926	8,729	5,043

Total Revenue	$43,582	$2,926	$8,729	$5,043